Investment Objectives and Goals	Nov. 13, 2026
FAF Trust MM Prospectus Class A Member | Government Obligations Fund
Prospectus [Line Items]
Risk/Return [Heading]	Government Obligations Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Government Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
FAF Trust MM Prospectus Class A Member | Retail Prime Obligations Fund
Prospectus [Line Items]
Risk/Return [Heading]	Retail Prime Obligations Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Retail Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
FAF Trust MM Prospectus Class A Member | Retail Tax Free Obligations Fund
Prospectus [Line Items]
Risk/Return [Heading]	Retail Tax Free Obligations Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Retail Tax Free Obligations Fund’s objective is to seek maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity.
FAF Trust MM Prospectus Class A Member | Treasury Obligations Fund
Prospectus [Line Items]
Risk/Return [Heading]	Treasury Obligations Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Treasury Obligations Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
FAF Trust MM Prospectus Class A Member | U.S. Treasury Money Market Fund
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Treasury Money Market Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	U.S. Treasury Money Market Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
FAF Trust MM Prospectus Class D Member | Government Obligations Fund
Prospectus [Line Items]
Risk/Return [Heading]	Government Obligations Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Government Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
FAF Trust MM Prospectus Class D Member | Treasury Obligations Fund
Prospectus [Line Items]
Risk/Return [Heading]	Treasury Obligations Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Treasury Obligations Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
FAF Trust MM Prospectus Class D Member | U.S. Treasury Money Market Fund
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Treasury Money Market Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	U.S. Treasury Money Market Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
FAF Trust MM Prospectus Class P Member | Government Obligations Fund
Prospectus [Line Items]
Risk/Return [Heading]	Government Obligations Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Government Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
FAF Trust MM Prospectus Class P Member | Treasury Obligations Fund
Prospectus [Line Items]
Risk/Return [Heading]	Treasury Obligations Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Treasury Obligations Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
FAF Trust MM Prospectus Class T Member | Government Obligations Fund
Prospectus [Line Items]
Risk/Return [Heading]	Government Obligations Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Government Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
FAF Trust MM Prospectus Class T Member | Retail Prime Obligations Fund
Prospectus [Line Items]
Risk/Return [Heading]	Retail Prime Obligations Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Retail Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
FAF Trust MM Prospectus Class T Member | Retail Tax Free Obligations Fund
Prospectus [Line Items]
Risk/Return [Heading]	Retail Tax Free Obligations Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Retail Tax Free Obligations Fund’s objective is to seek maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity.
FAF Trust MM Prospectus Class T Member | Treasury Obligations Fund
Prospectus [Line Items]
Risk/Return [Heading]	Treasury Obligations Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Treasury Obligations Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
FAF Trust MM Prospectus Class T Member | U.S. Treasury Money Market Fund
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Treasury Money Market Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	U.S. Treasury Money Market Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
FAF Trust MM Prospectus Class T Member | Institutional Prime Obligations Fund
Prospectus [Line Items]
Risk/Return [Heading]	Institutional Prime Obligations Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Institutional Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
FAF Trust MM Prospectus Class U Member | Government Obligations Fund
Prospectus [Line Items]
Risk/Return [Heading]	Government Obligations Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Government Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
FAF Trust MM Prospectus Class V Member | Government Obligations Fund
Prospectus [Line Items]
Risk/Return [Heading]	Government Obligations Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Government Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
FAF Trust MM Prospectus Class V Member | Retail Prime Obligations Fund
Prospectus [Line Items]
Risk/Return [Heading]	Retail Prime Obligations Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Retail Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
FAF Trust MM Prospectus Class V Member | Retail Tax Free Obligations Fund
Prospectus [Line Items]
Risk/Return [Heading]	Retail Tax Free Obligations Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Retail Tax Free Obligations Fund’s objective is to seek maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity.
FAF Trust MM Prospectus Class V Member | Treasury Obligations Fund
Prospectus [Line Items]
Risk/Return [Heading]	Treasury Obligations Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Treasury Obligations Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
FAF Trust MM Prospectus Class V Member | U.S. Treasury Money Market Fund
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Treasury Money Market Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	U.S. Treasury Money Market Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
FAF Trust MM Prospectus Class V Member | Institutional Prime Obligations Fund
Prospectus [Line Items]
Risk/Return [Heading]	Institutional Prime Obligations Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Institutional Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
FAF Trust MM Prospectus Class X Member | Government Obligations Fund
Prospectus [Line Items]
Risk/Return [Heading]	Government Obligations Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Government Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
FAF Trust MM Prospectus Class X Member | Retail Prime Obligations Fund
Prospectus [Line Items]
Risk/Return [Heading]	Retail Prime Obligations Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Retail Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
FAF Trust MM Prospectus Class X Member | Treasury Obligations Fund
Prospectus [Line Items]
Risk/Return [Heading]	Treasury Obligations Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Treasury Obligations Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
FAF Trust MM Prospectus Class X Member | U.S. Treasury Money Market Fund
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Treasury Money Market Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	U.S. Treasury Money Market Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
FAF Trust MM Prospectus Class Y Member | Government Obligations Fund
Prospectus [Line Items]
Risk/Return [Heading]	Government Obligations Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Government Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
FAF Trust MM Prospectus Class Y Member | Retail Prime Obligations Fund
Prospectus [Line Items]
Risk/Return [Heading]	Retail Prime Obligations Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Retail Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
FAF Trust MM Prospectus Class Y Member | Retail Tax Free Obligations Fund
Prospectus [Line Items]
Risk/Return [Heading]	Retail Tax Free Obligations Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Retail Tax Free Obligations Fund’s objective is to seek maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity.
FAF Trust MM Prospectus Class Y Member | Treasury Obligations Fund
Prospectus [Line Items]
Risk/Return [Heading]	Treasury Obligations Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Treasury Obligations Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
FAF Trust MM Prospectus Class Y Member | U.S. Treasury Money Market Fund
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Treasury Money Market Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	U.S. Treasury Money Market Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
FAF Trust MM Prospectus Class Y Member | Institutional Prime Obligations Fund
Prospectus [Line Items]
Risk/Return [Heading]	Institutional Prime Obligations Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Institutional Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
FAF Trust MM Prospectus Class Z Member | Government Obligations Fund
Prospectus [Line Items]
Risk/Return [Heading]	Government Obligations Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Government Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
FAF Trust MM Prospectus Class Z Member | Retail Prime Obligations Fund
Prospectus [Line Items]
Risk/Return [Heading]	Retail Prime Obligations Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Retail Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
FAF Trust MM Prospectus Class Z Member | Retail Tax Free Obligations Fund
Prospectus [Line Items]
Risk/Return [Heading]	Retail Tax Free Obligations Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Retail Tax Free Obligations Fund’s objective is to seek maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity.
FAF Trust MM Prospectus Class Z Member | Treasury Obligations Fund
Prospectus [Line Items]
Risk/Return [Heading]	Treasury Obligations Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Treasury Obligations Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
FAF Trust MM Prospectus Class Z Member | U.S. Treasury Money Market Fund
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Treasury Money Market Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	U.S. Treasury Money Market Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
FAF Trust MM Prospectus Class Z Member | Institutional Prime Obligations Fund
Prospectus [Line Items]
Risk/Return [Heading]	Institutional Prime Obligations Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Institutional Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.